As filed with the Securities and Exchange Commission on April 14, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 29

Date of reporting period: March 31, 2015 – February 29, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

NWS INTERNATIONAL PROPERTY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) FEBRUARY 29, 2016

Since launching the NWS International Property Fund (the "Fund") 11 months ago, the global markets have proven to be challenging for investors, particularly those who focus on fundamentals and long-term value.  The markets started 2015 off on a positive trend which gradually eroded throughout the balance of the second half of 2015 and started 2016 with a sharp decline worldwide.  Market sentiment also deteriorated, causing positive trends to be seen in a negative light and the trends moved in the opposite direction than would normally be expected.  For example, a docile interest rate environment would normally be expected to be especially positive for a capital-intensive industry like real estate, but over the course of the year, the markets became more concerned that negative interest rates would spawn deflation and not economic growth.  Sharply falling oil prices would normally be viewed as highly stimulative, but instead only served to increase worries about deflation and an economic slowdown.   Prices for food and other important commodities also declined, further increasing consumer incomes which should also be viewed as a positive trend.  Instead, this was interpreted as another source of concern as the downward pressure on producers was a greater detriment than the benefit of low costs to consumers – despite the fact that most economies are dominated by consumption and not production.

Central bankers reacted to their slumping economies with more stimulus, or at least talk of stimulus, with only the US Fed stepping up to raise rates in this “opposites” environment – and the reaction was especially negative for such a modest and well-telegraphed change in rates.  Adding fuel to the uncertainty fire, fears that the UK would exit the EU (often referred to as "Brexit") after joining over 40 years ago raised concerns that the entire EU was at risk, further depressing share prices despite the positive economic trends in both the EU and UK.  With long-term bond yields trending near their historical lows and more consideration being given to negative interest rates, the economic experts predicted that inflation will begin to manifest itself and eliminate the deflationary fears.  But we are operating in the land of opposites, so there is no assurance that the efforts of Central Banks to “create” an inflationary environment will work – as we have seen in the case of Japan.

We do believe that eventually we will emerge from this world of opposites and avoid a global deflationary condition as the long-term benefits from low commodity prices and interest rates enhances real incomes and ultimately should lead to rising consumption.  The real estate markets have benefited from the declining cost of capital and have attracted strong investor interest in many markets, leading to rising prices for most property types.  However, the effects of rising prices and lower costs of capital have not been met with a supply response, which has historically been the case.  While some markets and property types have experienced rising supply, most markets and property types remain undersupplied as the fallout from the 2008 financial crisis continues to weigh on lender sentiment.  In addition, property companies have used this low cost of capital environment to further reduce their average debt costs as well as overall leverage.  As a result, the fundamental risk for this sector has declined as compared with previous periods.

During the course of the year, share prices declined steadily in virtually all markets for US dollar investors as the strengthening of the dollar on the assumption of rising rates weighed heavily on most currencies.  In addition, the Chinese government surprised the global markets with a devaluation in August, sending most stock markets down sharply over the ensuing weeks.  After the shock of this move abated, the markets recovered during the fourth quarter, although without much support as heightened concerns about global growth weighed on investor sentiment.  As is evident from the chart on page 3 comparing the Fund’s benchmark and the Fund’s share price trend through the end of 2015, the Fund managed to outperform the benchmark fairly consistently.  The major drivers of this outperformance were largely attributable to:

•	Stock selection in the UK as this market continued to benefit from rising demand for space
•	China’s developers which are not in the benchmark and performed especially well post the devaluation due to strong residential sales
•
Stock selection in Japan as our emphasis on the developers with strong balance sheets and management teams far outperformed the Japanese REITs which are reliant on government and local banks to support their share prices given their high yields relative to bonds

•	Spanish stocks which benefited from the ongoing recovery of their economy.

However, at the beginning of 2016, the winners of 2015 suddenly became losers, with many of the stocks falling as much as 20% during the first two months of the year.  There have been many theories about the sell-off that has been attributed to a variety of macroeconomic and political issues including:

•	Brexit and the unraveling of the EU
•	The sharp decline in funds held by the sovereign wealth funds due to the commodity rout
•	Sustained weakness in most recent economic data releases worldwide
•	Donald Trump becoming the next US president.

1

NWS INTERNATIONAL PROPERTY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) FEBRUARY 29, 2016

While we can never be sure what triggered the sell-off in most markets, it is clear that real estate companies today have become much more attractive on a fundamental basis, in some cases falling to 2008 levels despite strong demand for their properties – both from investors and tenants.  By the end of February, the sector began to attract investor interest and this has resulted in a modest recovery in share prices.  Unfortunately, the sharp declines in the early part of this year erased the outperformance for the Fund generated during the previous nine months and the most recent bounce in share prices has not (yet) been enough to offset this underperformance.

For the period since the Fund’s inception to the end of the fiscal year (3/31/15-02/29/2016), the major contributors to performance were German residential and Swedish office companies, which rose 33% and 7.3% respectively, handily outperforming their peers.  Our top picks in Spain performed well throughout 2015, rising over 20% only to give most of that back during early 2016, although these companies still managed to provide nearly 4% of outperformance.  Avoiding oil markets like Canada and Norway also added substantial value to the portfolio’s performance as these markets declined 12.6% and 17.4%, respectively, in US dollar terms.

The major detractors for the Fund in absolute terms were our stocks in Singapore and Hong Kong which declined 23%, although in the case of Hong Kong, our stock selection resulted in a slight relative outperformance.  As noted previously, our emphasis on the better quality development companies in Japan, which are trading at 35% below NAV, performed well throughout much of 2015 relative to the lesser quality JREITs until this performance flipped upside down in January and February of this year and accounted for the bulk of our underperformance.

After the recent price correction, we are confident that the current share prices for the publicly listed real estate companies are well-below the fundamental value of their property holdings based on recent sales data for comparable properties as well as more typical stock valuation measures like price/book, P/E ratios, and Price/Cash Flow measures.

2

NWS INTERNATIONAL PROPERTY FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) FEBRUARY 29, 2016

The following chart reflects the change in the value of a hypothetical $1,000,000 investment in Institutional Shares, including reinvested dividends and distributions, in the NWS International Property Fund (the “Fund”) compared with the performance of the benchmark, the FTSE EPRA/NAREIT Developed Ex-US Total Return Index ("Developed Ex-US"), since inception. The Developed Ex-US is an unmanaged subset of the FTSE EPRA/NAREIT Developed Index that incorporates Real Estate Investment Trusts (REITs) and Real Estate Holding & Development companies.The total return of the Developed Ex-US includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Developed Ex-US does not include expenses. The Fund is professionally managed while the Developed Ex-US is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 218-5182. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.50% redemption fee. As stated in the Fund’s current prospectus, the annual operating expense ratio (gross) is 1.64%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses to 1.00%, through at least June 27, 2016. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of a class to exceed the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016

Shares	Security Description	Value

Common Stock - 93.1%
Australia - 11.3%
84,800	Mirvac Group REIT	$110,763
46,840	Scentre Group REIT	146,098
56,870	Stockland REIT	169,264
36,270	The GPT Group REIT	127,368
		553,493
China - 5.6%
36,000	China Overseas Land & Investment, Ltd.	106,916
48,000	China Resources Land, Ltd.	114,538
69,000	Greentown China Holdings, Ltd. (a)	55,178
		276,632
France - 8.5%
1,220	Gecina SA REIT	151,298
1,640	ICADE REIT	114,502
3,560	Klepierre REIT	148,752
		414,552
Germany - 4.6%
3,720	ADO Properties SA (a)(b)	111,449
5,400	Grand City Properties SA	112,788
		224,237
Hong Kong - 14.6%
21,500	Hongkong Land Holdings, Ltd.	126,205
35,000	Hysan Development Co., Ltd.	138,595
43,000	Kerry Properties, Ltd.	100,948
133,095	New World Development Co., Ltd.	111,568
42,000	Shangri-La Asia, Ltd.	39,796
18,000	Sun Hung Kai Properties, Ltd.	200,989
		718,101
Japan - 19.8%
7,600	Daiwa House Industry Co., Ltd.	208,275
10,000	Mitsubishi Estate Co., Ltd.	185,668
11,000	Mitsui Fudosan Co., Ltd.	255,891
7,000	Sumitomo Realty & Development Co., Ltd.	192,701
20,800	Tokyu Fudosan Holdings Corp.	131,712
		974,247
Netherlands - 2.8%
550	Unibail-Rodamco SE REIT	137,464

Singapore - 4.8%
46,800	CapitaLand, Ltd.	99,192
16,600	City Developments, Ltd.	83,945
13,000	UOL Group, Ltd.	52,333
		235,470

Shares	Security Description	Value

Spain - 3.8%
6,600	Melia Hotels International SA	$70,542
10,866	Merlin Properties Socimi SA REIT	114,080
		184,622
Thailand - 2.1%
80,300	Central Pattana PCL, NVDR	104,798

United Kingdom - 15.2%
3,150	Derwent London PLC REIT	132,977
18,730	Great Portland Estates PLC REIT	181,964
17,300	Land Securities Group PLC REIT	242,957
6,400	Shaftesbury PLC REIT	76,474
6,400	The UNITE Group PLC	54,427
17,400	Urban & Civic PLC	59,334
		748,133

Total Common Stock (Cost $5,024,204)	4,571,749

Money Market Funds - 6.7%
327,529	Fidelity Institutional Cash Money Market Fund, 0.35% (c) (Cost $327,529)	327,529

Total Investments- 99.8% (Cost $5,351,733)*	$4,899,278

Other Assets & Liabilities, Net – 0.2%	10,489
Net Assets – 100.0%	$4,909,767

PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of this security amounted to $111,449 or 2.3% of net assets.
(c)	Variable rate security. Rate presented is as of February 29, 2016.

* Cost for federal income tax purposes is $5,479,804 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,092
Gross Unrealized Depreciation	(588,618)
Net Unrealized Depreciation	$(580,526)

See Notes to Financial Statements.	4

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$4,571,749
Level 2 - Other Significant Observable Inputs	327,529
Level 3 - Significant Unobservable Inputs	-
Total	$4,899,278

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 29, 2016.

PORTFOLIO HOLDINGS
% of Total Investments
Australia	11.3%
China	5.6%
France	8.5%
Germany	4.6%
Hong Kong	14.6%
Japan	19.9%
Netherlands	2.8%
Singapore	4.8%
Spain	3.8%
Thailand	2.1%
United Kingdom	15.3%
Money Market Fund	6.7%
100.0%

See Notes to Financial Statements.	5

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 29, 2016

ASSETS
Total investments, at value (Cost $5,351,733)	$4,899,278
Foreign currency (Cost $7,975)	7,974
Receivables:
Dividends	413
From investment adviser	24,920
Prepaid expenses	6,707
Deferred offering costs	4,081
Total Assets	4,943,373

LIABILITIES
Payables:
Foreign capital gains tax payable	870
Accrued Liabilities:
Trustees’ fees and expenses	7
Fund services fees	7,667
Other expenses	25,062
Total Liabilities	33,606

NET ASSETS	$4,909,767

COMPONENTS OF NET ASSETS
Paid-in capital	$5,493,571
Distributions in excess of net investment income	(91,245)
Accumulated net realized loss	(39,227)
Net unrealized depreciation	(453,332)
NET ASSETS	$4,909,767

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	585,292
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$8.39
* Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.	6

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF OPERATIONS PERIOD ENDED FEBRUARY 29, 2016

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,221) .	$42,032
Total Investment Income	42,032

EXPENSES
Investment adviser fees	20,326
Fund services fees	95,408
Custodian fees	11,518
Registration fees	1,724
Professional fees	25,843
Trustees' fees and expenses	1,025
Offering costs	44,893
Miscellaneous expenses	22,341
Total Expenses	223,078
Fees waived and expenses reimbursed	(195,976)
Net Expenses	27,102

NET INVESTMENT INCOME	14,930

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(8,411)
Foreign currency transactions	(581)
Net realized loss	(8,992)
Net change in unrealized appreciation (depreciation) on:
Investments	(452,455)
Deferred foreign capital gains taxes	(870)
Foreign currency translations	(7)
Net change in unrealized appreciation (depreciation)	(453,332)
NET REALIZED AND UNREALIZED LOSS	(462,324)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(447,394)

* Commencement of operations was March 31, 2015.

See Notes to Financial Statements.	7

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF CHANGES IN NET ASSETS

March 31, 2015* through February 29, 2016
OPERATIONS
Net investment income	$14,930
Net realized loss	(8,992)
Net change in unrealized appreciation (depreciation)	(453,332)
Decrease in Net Assets Resulting from Operations	(447,394)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(136,410)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	5,360,010
Reinvestment of distributions:
Institutional Shares	133,561
Increase in Net Assets from Capital Share Transactions	5,493,571
Increase in Net Assets	4,909,767

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$4,909,767

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	570,285
Reinvestment of distributions:
Institutional Shares	15,007
Increase in Shares	585,292

(a) Distributions in excess of net investment income	$(91,245)
* Commencement of operations.

See Notes to Financial Statements.	8

NWS INTERNATIONAL PROPERTY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	March 31, 2015 (a) through February 29, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.05
Net realized and unrealized gain (loss)	(1.23)
Total from Investment Operations	(1.18)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.43)
NET ASSET VALUE, End of Period	$8.39
TOTAL RETURN	(12.09	)% (c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$4,910
Ratios to Average Net Assets:
Net investment income	0.55	%(d)
Net expenses	1.00	%(d)
Gross expenses (e)	8.26	%(d)
PORTFOLIO TURNOVER RATE	17	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during the period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

NWS INTERNATIONAL PROPERTY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2016

Note 1. Organization

The NWS International Property Fund (the “Fund”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on March 31, 2015. The Fund currently offers one class of shares: Institutional Shares. The Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of February 29, 2016, for the Fund’s investments is included in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon

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NWS INTERNATIONAL PROPERTY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2016

 as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 29, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Offering Costs – Offering costs for the Fund of $48,974 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Northwood Securities LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution (12b-1) services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the

11

NWS INTERNATIONAL PROPERTY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2016

Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% through at least June 27, 2016. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended February 29, 2016, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$20,326	$164,650	$11,000	$195,976

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the net annual fund operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived. As of February 29, 2016, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
February 29, 2016	$184,976	February 28, 2019	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended February 29, 2016, were $5,526,189 and $493,575, respectively.

Note 6. Federal Income Tax

Distributions paid during the fiscal year ended as noted were characterized for tax purposes as follows:

2016

Ordinary Income	$136,410

As of February 29, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$33,798
Capital and Other Losses	(36,199)
Unrealized Depreciation	(581,403)
Total	$(583,804)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and

12

NWS INTERNATIONAL PROPERTY FUND NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2016

 Liabilities are primarily due to currency gain/loss, investments in passive foreign investment companies and wash sales.

The Fund has $574 of available short-term capital loss carryforwards that have no expiration date.

For tax purposes, the current post October-loss was $35,625 (realized during the period November 1, 2015 through February 29, 2016). This loss will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, March 1, 2016.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the period ended February 29, 2016. The following reclassification was the result of passive foreign investment company transactions and currency gain/loss reclass and has no impact on the net assets of the Fund.

Undistributed Net Investment Income (Loss)	$30,235
Accumulated Net Realized Gain (Loss)	(30,235)

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II and the Shareholders of NWS International Property Fund

We have audited the accompanying statement of assets and liabilities of NWS International Property Fund, a series of shares of beneficial interest in Forum Funds II, including the schedule of investments as of February 29, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period March 31, 2015 (commencement of operations) to February 29, 2016.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 29, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of NWS International Property Fund as of February 29, 2016, and the results of its operations, the changes in its net assets and its financial highlights for the period March 31, 2015 (commencement of operations) to February 29, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
April 13, 2016

14

NWS INTERNATIONAL PROPERTY FUND ADDITIONAL INFORMATION (Unaudited) FEBRUARY 29, 2016

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 will be available, without charge and upon request, by calling (844) 218-5182 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015, through February 29, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	September 1, 2015	February 29, 2016	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$931.27	$4.80	1.00%
Hypothetical (5% return before taxes)	$1,000.00	$1,019.89	$5.02	1.00%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.

The Fund designates 0.23% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

15

NWS INTERNATIONAL PROPERTY FUND ADDITIONAL INFORMATION (Unaudited) FEBRUARY 29, 2016

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (844) 218-5182.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	47	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds
Mark D. Moyer Born: 1959	Trustee; Chairman, Audit Committee	Since 2013	Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. 2005-2008; Adjunct Professor of Accounting, Fairfield University 2009-2012.	21	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	21	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008.	21	Trustee, U.S. Global Investors Funds
John Y. Keffer2 Born: 1942	Trustee	Since 2013	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	47	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds; Director, Wintergreen Fund, Inc.
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
1The Fund Complex includes the Trust, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.
2Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

16

NWS INTERNATIONAL PROPERTY FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(844) 218-5182 (toll free)

INVESTMENT ADVISER
Northwood Securities LLC
575 5th Avenue, 23rd Floor
New York, NY 10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

231-ANR-0216

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted  a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

   (e) Not applicable.

           (f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2015 and $14,000 in 2016.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $0 in 2016.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $0 in 2015 and $3,000 in 2016.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2015 and $0 in 2016.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2015 and $0 in 2016.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 28, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 28, 2016